UNITED STATES
           SECURITIES AND EXCHANGE COMMISSION
                Washington, D.C. 20549

                        FORM 13F

                  FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [ ] Amendment Number:

This Amendment (Check only one):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Concord Asset Management, LLC
Address: 150 South Wacker Drive, Suite 3200, Chicago, IL 60606
Form 13F File Number: 028-10666

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: W. Richard Mason
Title: Corporate Counsel
Phone: 480-443-9537

Signature, Place, and Date of Signing
(signature)
W. Richard Mason
Madison Affiliated Companies Legal and Compliance Dept.
Scottsdale, Arizona
February 10, 2011

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F Summary Page

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 46
Form 13F Information Table Value Total: $257,357 (thousands)

List of Other Included Managers: None

                                                            FORM 13F INFORMATION TABLE

                                                    VALUE   SHARES/  SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
        NAME OF ISSUER         TITLE       CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN MANAGERS  SOLE      SHARED   NONE
------------------------------ ---------- -------- -------- -------- --- ---- ------- --------- ------ -------- ------
3M Co                          COM      88579Y101     8285      96005 SH     SOLE                 96005
ABB Ltd.                       ADR      000375204     6962     310115 SH     SOLE                310115
AT&T Corp                      COM      00206R102      303      10318 SH     SOLE                 10318
America Movil-ADR Series L     ADR      02364W105     8468     147675 SH     SOLE                147675
Apache Corp.                   COM      037411105     7381      61907 SH     SOLE                 61907
BP PLC-Sponsored ADR           ADR      055622104      213       4821 SH     SOLE                  4821
Becton Dickinson & Co.         COM      075887109     7647      90474 SH     SOLE                 90474
Berkshire Hathaway Class B     COM      084670702     7690      95990 SH     SOLE                 95990
CSX Corp                       COM      126408103     7832     121215 SH     SOLE                121215
ChevronTexaco Corp             COM      166764100      361       3956 SH     SOLE                  3956
China Mobile Hong Kong Ltd Spo ADR      16941M109     5140     103595 SH     SOLE                103595
Cisco Systems, Inc.            COM      17275R102     6639     328175 SH     SOLE                328175
Coca Cola Co.                  COM      191216100     7233     109966 SH     SOLE                109966
Colgate Palmolive Co           COM      194162103     7687      95643 SH     SOLE                 95643
Danaher Corporation            COM      235851102     9506     201521 SH     SOLE                201521
Diageo Plc                     ADR      25243Q205     7148      96163 SH     SOLE                 96163
EMC Corp.                      COM      268648102     8856     386728 SH     SOLE                386728
Exxon Mobil Corporation        COM      30231G102     1128      15431 SH     SOLE                 15431
Fomento Economico Mexico S.A.B COM      344419106     9004     161027 SH     SOLE                161027
Google                         COM      38259P508     8740      14715 SH     SOLE                 14715
H.J. Heinz Co.                 COM      423074103     7459     150790 SH     SOLE                150790
IShares S&P Small-Cap 600 Inde ETF      464287804      507       7410 SH     SOLE                  7410
ITT Industries                 COM      450911102      208       3984 SH     SOLE                  3984
International Business Machine COM      459200101     9470      64526 SH     SOLE                 64526
JP Morgan Chase & Co.          COM      46625H100      332       7818 SH     SOLE                  7818
Johnson & Johnson              COM      478160104     7260     117379 SH     SOLE                117379
Johnson Controls Inc.          COM      478366107     9477     248075 SH     SOLE                248075
Kraft                          COM      50075N104     7485     237543 SH     SOLE                237543
Novartis AG                    ADR      66987V109     9134     154958 SH     SOLE                154958
Oracle Corp.                   COM      68389X105     5370     171557 SH     SOLE                171557
Petroleo Brasileiro S.A. Spons ADR      71654V101     7955     232790 SH     SOLE                232790
Procter & Gamble               COM      742718109      352       5468 SH     SOLE                  5468
Qualcomm Inc.                  COM      747525103    10046     202980 SH     SOLE                202980
Sasol LTD Sponsored            ADR      803866300     7571     145457 SH     SOLE                145457
Schlumberger, Ltd.             COM      806857108     7989      95670 SH     SOLE                 95670
Starbucks Corporation          COM      855244109      263       8180 SH     SOLE                  8180
Target Corp.                   COM      87612E106    10178     169255 SH     SOLE                169255
Toyota Motor Co                ADR      892331307     3775      48010 SH     SOLE                 48010
United Technologies Corp       COM      913017109    10123     128613 SH     SOLE                128613
Vanguard Mid-Cap VIPER         COM      922908629      297       3990 SH     SOLE                  3990
Vanguard Total Stock Market Vi COM      922908769     2110      32498 SH     SOLE                 32498
Wal-Mart Stores                COM      931142103      973      18050 SH     SOLE                 18050
iShares MSCI EAFE Index Fund   ETF      464287465     5740      98599 SH     SOLE                 98599
iShares MSCI Emerging Markets  ETF      464287234     6510     136638 SH     SOLE                136638
iShares Russell 1000 Index Fun ETF      464287622      255       3650 SH     SOLE                  3650
iShares Russell Midcap Index F ETF      464287499      298       2925 SH     SOLE                  2925